7. OTHER CURRENT LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017
Other Liabilities Disclosure [Abstract]
Other Current Liabilities
	June 30,	March 31,
	2016	2017
Accrued interest	$37,721	$5,391
Other accrued liabilities	45,124	64,076
Total other current liabilities	$82,845	$69,467

	March 31, 2017	March 31, 2016
Accrued interest	$5,391	$74,038
Other accrued liabilities	64,076	62,657
Total other current liabilities	$69,467	$136,695